UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

JUNE 30, 2005

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF ARIZONA:
                  EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
                        "TAX-FREE TRUST OF ARIZONA"] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                     ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"] (R)

                SERVING ARIZONA INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                           "DON'T WAIT UNTIL TOMORROW"

                                                                    August, 2005

Dear Fellow Shareholder:

      Are there things that you wish that you had done today? Yesterday? 10 years ago? We are all guilty of sometimes putting off to tomorrow things we really should do today. However, when it comes to investing for one's retirement and future needs, any delay can prove to be extremely costly.

LIFE EXPECTANCY

      As you probably know, continuing advances in medicine and a renewed focus on healthier life styles have contributed to life expectancy in the United States reaching an all-time high. The average American can now expect to live
77.6 years. It probably won't surprise you to learn that this increase is in keeping with historical trends. U.S. life expectancies have risen an average of 2/10th of a year, each and every year since 1990.

AN OPTIMISTIC, YET REALISTIC APPROACH

      While it is certainly always hoped for, and may be fully expected, that plans will come to fruition in exactly the manner anticipated, it is always best to also have a realistic approach to most future dealings - especially when it comes to investing and one's retirement planning.

      INADEQUACY OF SOCIAL SECURITY -- Coupled with a population that is living longer is a society which is reproducing less. This is creating a phenomenon known as "global aging." It is anticipated that before too long, the number of retired persons will outweigh the number of individuals in the workforce. This situation may well wreak havoc with the Social Security system.

      While we may not realize the full impact of global aging in our lifetimes, it does bring to light that perhaps it may not be wise to rely solely on Social Security for one's retirement needs. Many financial experts suggest that one should plan to have 75% - 80% of their current income available at retirement so that they can maintain their current standard of living. For many people, Social Security alone will not even come close to providing this suggested percentage, if it truly is an accurate estimate.

      PRECARIOUSNESS OF PENSION PLANS -- When you read about such industry leaders as Bethlehem Steel, United Airlines, Enron and WorldCom having significant financial problems, it reminds us all that our corporate pension plans may not be 100% safe. Therefore, relying solely upon income from corporate pension plans for retirement may also not necessarily be a wise thing to do.

      INFLATION -- With so much uncertainty in this world today, going back to the olden days of "placing your savings under your mattress for safe-keeping" might not seem like such a bad idea. However, while this method is better than not saving at all, it does not take into consideration the effect of an often overlooked risk factor - inflation. A dollar placed safely under one's mattress today may still be there in a few years. But, it is unlikely that it will still have the same purchasing power that it does today. The dollar may still look and feel the same as it did when it was first tucked away. But, in actuality, inflation will most likely take a bite out of its purchasing power. In other words, it will no longer have the same "bang for the buck."

      As you probably are aware, the Consumer Price Index (CPI) measures the average price of a 'basket' of goods and services at regular intervals. It should come as no surprise to you that the cost for that basket of goods and services continues to rise year after year. In fact, as you will note from the chart below, in the past 20 years, the CPI has come very close to doubling.

                    YEAR                       CPI
                    ----                       ---

                    1985                     $105.5
                    1990                     $127.4
                    1995                     $150.3
                    2000                     $168.8
                    2005                     $190.7

      As you can see, each dollar buys substantially less each year. So, while one may have enough money to cover their living expenses right at the moment, it is also important to ask oneself if you will be able to say the same thing 10, 20 or more years from now.

PLAN AHEAD AND DIVERSIFY

      Unfortunately, many of us probably know a retired person who has been forced back to work in order to keep up with their living expenses. And, we may know someone who has had to adopt a diminished life style in order to keep their expenses under control.

      Our best advice for everyone in order to avoid these types of situations is to:

      1) sit down with a financial professional and develop a sound financial plan;

      2)    start saving as early as possible;

      3)    have a diversified portfolio of investments; and

      4) have a diversified pool of resources to rely upon for your retirement, not depending solely on Social Security or a pension plan.

      No matter where you choose to place your cash reserves - in Tax-Free Trust of Arizona or elsewhere - don't wait until tomorrow to prepare for your future. If you haven't already done so, start a savings plan today that will, hopefully, enable you to reach your goals.

                                   Sincerely,


/s/ Diana P. Herrmann                          /s/ Lacy B. Herrmann

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Founder

                         NOT A PART OF THE ANNUAL REPORT

[Logo of Tax-Free Trust of Arizona:
eagle sitting on top of flag above the words
"TAX-FREE TRUST OF ARIZONA"] (R)

                Serving Arizona Investors for Almost Two Decades

                            Tax-Free Trust of Arizona

                                  ANNUAL REPORT

                              Management Discussion

      It is always frustrating to be right in your forecasts but to receive little or no reward from the marketplace. The past fiscal year was such a time for us. Our thoughts twelve months ago were that the Federal Reserve was just beginning a round of increases that would push interest rates or yields higher across the entire yield curve. Indeed, the Federal Reserve is still at it, having increased the Federal ("Fed") Funds rate by one quarter of 1% at each of its past nine meetings, with continued increases expected. The result is that the Fed Funds rate increased from 1.25% on June 30, 2004, to 3.25% as of June 30, 2005. The impact was to increase short-term yields, such as 3-month Treasury bills from 1.26% to 3.12% and two-year Treasury yields from 2.68% to 3.63%, for the same time period.

      A key phrase in last year's management discussion was "we expect the effect (of Fed Fund increases) to flatten the yield curve where short-term rates rise MORE than long term rates". That sentence says that short-term yields would increase (which they did) and long term yields would increase, but by less, which is what history tells us typically happens when the Federal Reserve tightens its monetary policy. From June, 2004, to June, 2005, yields on the bell weather 10-year Treasury DECLINED from 4.58% to 3.91% and on the 30-year Treasury from 5.29% to 4.19%. Thus, in a nutshell, we got a much flatter yield curve as predicted but not the way we thought it would happen. It was and is a conundrum for both Federal Reserve Board Chairman Greenspan and ourselves.

      Municipal yields followed the path of Treasury yields. Two-year AAA municipals increased from 2.12% to 2.63%, whereas ten year municipals declined from 4.01% to 3.46% and 30-year municipal yields dropped from 5.06% to 4.27% for the June 30, 2004 to June 30, 2005 fiscal year. Note that where the Treasury curve from two to thirty years "flattened" to just 56 basis points (100 basis points equals 1%), the municipal curve was a more positive 164 basis points between two and thirty year yields. This meant that longer maturing municipals retained their relative attractiveness versus shorter term municipals more so than did longer term Treasury bonds versus shorter term Treasury notes.

      With expectations of higher interest rates, we maintained Tax-Free Trust of Arizona's intermediate term maturity structure and kept our duration (a measure of price sensitivity to interest rate change) at or below 5.25 years which is relatively defensive. As of June 30, 2005, the Trust's duration was
5.22 years implying that a 1% parallel shift in interest rates would result in a 5.2% change in the Trust's net asset value.

      The credit quality composition of the Tax-Free Trust of Arizona's portfolio retained its historical higher quality orientation. Holdings rated A or better stood at 92.5% as of the fiscal year end versus 93.3% at the beginning of the fiscal year. However, insured bonds and holdings rated AAA increased from 62.6% to 66.8% of the portfolio.

      For the fiscal year ended June 30, 2005, the Trust's Class A share price (net asset value) increased from $10.64 to $10.92 or 2.63%. Income distributed for the twelve months ended June 30, 2005, equaled $0.429 per share, down slightly from the previous twelve months income distribution of $0.436 per share. The range of the net asset value was a high of $11.03 on February 9, 2005 with the low being the $10.64 value at the beginning of the fiscal year. Our total return figure of plus 6.79% was certainly better than losing money and compared very favorably to stock market returns (6.32% for the S&P 500 Index). However, we recognize that maximum returns would have been achieved with an emphasis on long term bonds versus our short to intermediate maturity structure.

      Another mystery to us over the past fiscal year was inflation. We thought that the fear of increasing prices would put added pressure on interest rates and lead to higher yields and lower prices. Obviously, as illustrated above, this did not happen. The broadest measure of inflation in our economy is the Consumer Price Index or CPI which increased by 2.53% during the past fiscal year. In the past year, with an ounce of gold increasing from $407 to $443 or 8.8%, and a barrel of oil jumping from $34.71 to $57.64 or 66.1%, we have to believe higher inflationary pressures exist in our economy. With that said, we enter the current fiscal year with many of the same thoughts that we had a year ago.

      The Federal Reserve appears set to continue to raise short term rates by another one half to one percent. A key market development will be who is named to replace Chairman Greenspan in January, 2006. Moreover, how the yield curve shapes up or responds to the continued rate increases will be a continuing theme. We don't think it can get much flatter so our inkling is to stay the course. Staying with our intermediate maturity structure seems prudent from a risk (price swings in our net asset value) versus return (a 15-year municipal yield is 90% of a 30-year municipal yield) standpoint. We expect that our biggest challenge will be income return.

      As you are aware, our primary objective for Tax-Free Trust of Arizona is to provide a satisfactory level of income and a relatively high level of share price. At present, we continue to lose portfolio holdings paying in the 5.5% to 6.0% range through maturities and calls. Proceeds reinvested in today's marketplace are only earning 4.5% to 4.8%, which obviously dilutes our income flow.

      Therefore, our struggle is to balance income from quality securities with less volatile shorter maturities and lower quality securities with longer maturities. We are doing our best as we seek to continue to produce the level of returns you, our shareholders desire.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2005 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                  CPI        TFTA no sales       TFTA w sales             Lehman
6/95             10000           10000               9600                 10000
6/96             10275           10472               10055                10556
6/97             10511           11338               10887                11278
6/98             10689           12209               11723                12061
6/99             10898           12446               11950                12427
6/00             11305           12716               12209                12928
6/01             11672           13827               13276                14070
6/02             11797           14700               14115                15048
6/03             12046           16007               15370                16225
6/04             12439           15855               15224                16281
6/05             12754           16994               16317                17158

                                           AVERAGE ANNUAL TOTAL RETURN
                                         FOR PERIODS ENDED JUNE 30, 2005
                                    --------------------------------------------
                                                                         SINCE
                                    1 YEAR     5 YEARS     10 YEARS    INCEPTION
                                    ------     -------     --------    ---------
Class A (3/13/86)
        With Sales Charge .........  2.55%       5.06%       5.02%       6.32%
        Without Sales Charge ......  6.79        5.91        5.45        6.54

Class C (4/01/96)
        With CDSC .................  4.86        4.99         n/a        4.52
        Without CDSC ..............  5.89        4.99         n/a        4.52

Class Y (4/01/96)
        No Sales Charge ...........  6.95        6.06         n/a        5.80

Lehman Index ......................  5.39        5.83        5.55        6.23*  (Class A)
                                                                         5.44** (Class C&Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of the index on 1/1/87.
**    From commencement of operations on 4/1/96.

--------------------------------------------------------------------------------

[LOGO OF KPMG LLP: FOUR SOLID
RECTANGLES WITH THE LETTERS KPMG
IN FRONT]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

      We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Arizona, including the schedule of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                    /s/ KPMG LLP

New York, New York
August 12, 2005

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (25.0%)                             S&P              VALUE
------------   --------------------------------------------------------   --------       -------------
               Bullhead City Parkway Improvement District
$    960,000      6.100%, 01/01/11 ....................................   Baa2/NR        $     969,619
     915,000      6.100%, 01/01/12 ....................................   Baa2/NR              923,848
               Gilbert, Arizona
   1,920,000      5.000%, 07/01/17 AMBAC Insured ......................   Aaa/AAA            2,052,922
   1,000,000      5.000%, 07/01/18 AMBAC Insured ......................   Aaa/AAA            1,065,910
               Gilbert Improvement District No. 19
     510,000      5.200%, 01/01/2 .....................................    A3/A-               543,160
               Glendale, Arizona
   1,500,000      5.000%, 07/01/16 ....................................    Aa2/AA            1,619,715
               Goodyear Utility District No. 1
   1,255,000      5.350%, 07/15/28 ACA insured ........................    Baa1/A            1,306,442
               Graham Co. Unified School District No. 1 (Safford)
     300,000      5.000%, 07/01/10 FGIC Insured .......................    Aaa/NR              306,255
     500,000      5.000%, 07/01/13 FSA Insured ........................    Aaa/NR              555,535
               Graham Co. Unified School District No. 4 (Thatcher)
     400,000      5.000%, 07/01/10 FSA Insured ........................    Aaa/NR              420,192
     400,000      4.750%, 07/01/12 FSA Insured ........................    Aaa/NR              428,800
               Greenlee Co. School District No. 18 (Morenci)
     150,000      5.000%, 07/01/11 ....................................   Baa3/NR              157,101
               LaPaz Co. Unified School District No. 27 (Parker)
     800,000      6.000%, 07/01/05 ....................................   Baa2/NR              800,000
               Maricopa Co. Elementary School District No. 3
                  (Tempe)
   1,025,000      5.500%, 07/01/14 FGIC Insured (pre-refunded) ........   Aaa/AAA            1,133,773
     500,000      5.600%, 07/01/15 FGIC Insured (pre-refunded .........   Aaa/AAA              554,930
               Maricopa Co. Elementary School District No. 6
                  (Washington)
   1,265,000      5.000%, 07/01/17 FSA Insured (pre-refunded) .........   Aaa/AAA            1,404,858
     805,000      5.000%, 07/01/17 FSA Insured ........................   Aaa/AAA              868,901
               Maricopa Co. Elementary School District No. 038
                  (Madison)
     730,000      5.000%, 07/01/22 MBIA Insured .......................   Aaa/AAA              792,744
               Maricopa Co. Elementary School District No. 68
                  (Alhambra)
   3,000,000        5.500%, 07/01/14 FSA Insured ......................   Aaa/NR++           3,466,680

                                                                           RATING
     FACE                                                                 MOODY'S/
    AMOUNT     GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
------------   --------------------------------------------------------   --------       -------------
               Maricopa Co. High School District No. 210
                  (Phoenix Union)
$  1,300,000      5.500%, 07/01/17 (pre-refunded) .....................    Aa3/AA        $   1,349,400
   2,245,000      5.000%, 07/01/23 FSA Insured ........................    Aaa/AAA           2,414,812
               Maricopa Co. High School District No. 216
                  (Agua Fria)
   1,100,000      5.125%, 07/01/15 FSA Insured ........................    Aaa/NR            1,221,165
   1,025,000      5.125%, 07/01/16 FSA Insured ........................    Aaa/NR            1,135,649
               Maricopa Co. School District No. 8 (Osborn)
   1,945,000      6.100%, 07/01/05 ....................................     A1/A             1,945,000
     190,000      5.875%, 07/01/14 FGIC Insured (pre-refunded) ........    Aaa/AAA             197,910
               Maricopa Co. Unified School District No. 9
                  (Wickenburg)
   1,030,000      5.600%, 07/01/15 AMBAC Insured (pre-refunded) .......    Aaa/AAA           1,087,999
               Maricopa Co. Unified School District No. 11
                  (Peoria)
   2,345,000      5.250%, 07/01/13 FGIC Insured (pre-refunded) ........    Aaa/AAA           2,571,926
   1,365,000      4.800%, 07/01/15 FGIC Insured .......................    Aaa/AAA           1,455,527
               Maricopa Co. Unified School District No. 41
                  (Gilbert)
   2,500,000      6.250%, 07/01/15 FSA Insured ........................    Aaa/AAA           2,708,075
               Maricopa Co. Unified School District No. 48
                  (Scottsdale)
   1,150,000      5.250%, 07/01/13 (pre-refunded) .....................    Aa2/AA            1,259,009
   1,000,000      5.000%, 07/01/18 FGIC Insured .......................    Aaa/AAA           1,102,440
   2,000,000      4.250%, 07/01/24 FGIC Insured .......................    Aaa/AAA           2,016,200
               Maricopa Co. Unified School District No. 69
                  (Paradise Valley)
   2,400,000      5.800%, 07/01/09 AMBAC Insured ......................    Aaa/AAA           2,650,680
   1,000,000      5.300%, 07/01/11 MBIA Insured .......................    Aaa/AAA           1,114,150
               Maricopa Co. Unified School District No. 89
                  (Dysart)
   2,185,000      5.500%, 07/01/22 FGIC Insured .......................    Aaa/AAA           2,601,199
   1,500,000      5.000%, 07/01/23 FSA Insured (pre-refunded) .........    Aaa/AAA           1,680,795
               Maricopa Co. Unified School District No. 90
                  (Saddle Mountain)
   1,200,000      5.000%, 07/01/13 ....................................    Baa2/NR           1,256,856

                                                                           RATING
     FACE                                                                 MOODY'S/
    AMOUNT     GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
------------   --------------------------------------------------------   --------       -------------
               Mesa, Arizona
$  1,500,000      6.500%, 07/01/11 FGIC Insured (pre-refunded) ........    Aaa/AAA       $   1,701,885
   2,000,000      5.000%, 07/01/19 FGIC Insured .......................    Aaa/AAA           2,118,340
               Mohave Co. Unified School District No. 1
                  (Lake Havasu)
   1,000,000      4.700%, 07/01/14 FSA Insured ........................    Aaa/AAA           1,094,260
               Navajo Co. Unified School District No. 10 (Show Low)
   1,000,000      5.250%, 07/01/16 FGIC Insured (pre-refunded) ........    Aaa/NR            1,059,070
               Navajo Co. Unified School District No. 32 (Blue Ridge)
     750,000      5.000%, 07/01/13 FSA Insured ........................    Aaa/AAA             833,303
               Peoria, Arizona
     850,000      5.500%, 04/01/16 FGIC Insured .......................    Aaa/AAA             920,151
               Phoenix, Arizona
   4,095,000      5.000%, 07/01/14 ....................................    Aa1/AA+           4,480,708
   1,000,000      6.250%, 07/01/16 ....................................    Aa1/AA+           1,238,700
   1,650,000      4.750%, 07/01/16 ....................................    Aa1/AA+           1,780,103
   1,240,000      6.250%, 07/01/17 ....................................    Aa1/AA+           1,552,096
   1,000,000      5.375%, 07/01/20 ....................................    Aa1/AA+           1,115,970
   3,250,000      5.375%, 07/01/25 ....................................    Aa1/AA+           3,523,488
               Pima Co. Unified School District No. 8 (Flowing Wells)
   1,090,000      5.900%, 07/01/13 (pre-refunded) .....................     A3/NR            1,135,093
               Pinal Co. Arizona Unified School District No. 43
                  (Apache Junction)
   1,100,000      5.000%, 07/01/22 MBIA Insured .......................    Aaa/AAA           1,189,826
               Pinewood Sanitary District
     605,000      6.500%, 07/01/09 ....................................    NR/NR*              615,666
               Prescott, Arizona
   1,120,000      4.500%, 07/01/12 FGIC Insured .......................    Aaa/AAA           1,143,665
   1,000,000      4.500%, 07/01/13 FGIC Insured .......................    Aaa/AAA           1,020,250
               Prescott Valley Sewer Collection Improvement District
     365,000      7.900%, 01/01/12 ....................................    NR/BBB              378,454
               Scottsdale, Arizona
     825,000      5.500%, 07/01/12 ....................................    Aaa/AAA             938,520
   2,350,000      6.000%, 07/01/13 (pre-refunded) .....................    Aaa/AAA           2,622,365
   1,910,000      5.375%, 07/01/17 ....................................    Aaa/AAA           2,139,372
   1,050,000      5.750%, 07/01/18 (pre-refunded) .....................    Aaa/AAA           1,161,877
   3,140,000      5.000%, 07/01/19 ....................................    Aaa/AAA           3,426,776
   1,170,000      5.000%, 07/01/21 ....................................    Aaa/AAA           1,288,580
   2,825,000      5.500%, 07/01/22 (pre-refunded) .....................    Aaa/AAA           3,099,590

                                                                           RATING
     FACE                                                                 MOODY'S/
    AMOUNT     GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
------------   --------------------------------------------------------   --------       -------------
               Show Low Improvement District No. 6
$    955,000      6.000%, 01/01/18 ACA Insured ........................     NR/A         $   1,038,219
               Tempe, Arizona
   1,015,000      5.400%, 07/01/11 ....................................    Aa1/AA+           1,137,531
   1,000,000      5.000%, 07/01/18 ....................................    Aa1/AA+           1,063,370
   1,000,000      5.000%, 07/01/19 ....................................    Aa1/AA+           1,085,570
               Tempe Improvement District No. 179
     340,000      4.100%, 01/01/18 ....................................     NR/A+              338,354
     355,000      4.100%, 01/01/19 ....................................     NR/A+              351,010
     385,000      4.100%, 01/01/21 ....................................     NR/A+              377,211
               Tucson, Arizona
   1,760,000      5.250%, 07/01/19 (pre-refunded) .....................    Aa3/AA            1,911,166
   2,150,000      5.750%, 07/01/20 (pre-refunded) .....................    Aa3/AA            2,236,903
               Yavapai Co. Unified School District No. 22
                  (Humboldt)
   1,775,000      5.600%, 07/01/14 MBIA Insured (pre-refunded) ........    Aaa/AAA           1,844,154
                                                                                         -------------
               Total General Obligation Bonds                                              102,101,773
                                                                                         -------------

               REVENUE BONDS (73.1%)

               AIRPORT REVENUE BONDS (3.0%)
               Phoenix Airport Authority Revenue Bonds
   1,795,000      6.300%, 07/01/10 AMT, MBIA Insured ..................    Aaa/AAA           1,817,527
     565,000      6.400%, 07/01/12 AMT, MBIA Insured ..................    Aaa/AAA             572,113
               Phoenix Civic Improvement Corp.
                  Airport Revenue Bonds
     600,000      5.250%, 07/01/08 AMT ................................    Aa2/AAA             634,764
   1,890,000      6.300%, 07/01/14 ....................................    Aa2/AA+           1,913,720
   3,600,000      5.000%, 07/01/17 FSA Insured ........................    Aaa/AAA           3,791,628
   2,500,000      5.250%, 07/01/27 AMT, FGIC Insured ..................    Aaa/AAA           2,640,450
               Tucson Municipal Airport Authority
   1,000,000      5.000%, 06/01/13 FSA Insured ........................    Aaa/AAA           1,097,680
                                                                                         -------------
               Total Airport Revenue Bonds                                                  12,467,882
                                                                                         -------------

               BASIC SERVICE REVENUE BONDS (16.4%)
               Apache Junction Water Utility District Revenue Bonds
     500,000      5.800%, 07/01/17 FSA Insured (pre-refunded) .........    Aaa/AAA             529,575
               Arizona School Facilities Board Revenue Bonds
   5,000,000      5.000%, 07/01/19 ....................................    Aaa/AAA           5,399,050
   4,500,000      5.250%, 07/01/20 ....................................    Aaa/AAA           4,949,190

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Arizona Transportation Board Revenue Bonds
$  1,000,000      6.000%, 07/01/12 ....................................    Aa1/AAA       $   1,109,930
   1,000,000      6.250%, 07/01/16 (pre-refunded) .....................    Aa1/AAA           1,125,240
   3,000,000      5.250%, 07/01/16 ....................................    Aa1/AAA           3,301,710
   1,000,000      5.250%, 07/01/17 ....................................    Aa1/AAA           1,105,660
   3,615,000      5.250%, 07/01/20 ....................................    Aa1/AAA           3,929,577
   1,565,000      5.250%, 07/01/21 ....................................    Aa1/AAA           1,720,201
               Buckeye Excise Tax Revenue Bonds
     500,000      5.900%, 08/01/20 AMBAC Insured ......................    Aaa/AAA             565,700
               Casa Grande Excise Tax Revenue Bonds
     440,000      5.200%, 04/01/17 MBIA Insured .......................    Aaa/NR              467,487
   1,000,000      5.000%, 04/01/18 AMBAC Insured ......................    Aaa/NR            1,091,550
   1,835,000      5.000%, 04/01/21 AMBAC Insured ......................    Aaa/NR            1,984,534
               Chandler Street & Highway User Revenue Bonds
     985,000      5.400%, 07/01/13 MBIA Insured .......................    Aaa/AAA           1,019,613
      15,000      5.400%, 07/01/13 MBIA Insured (pre-refunded) ........    Aaa/AAA              15,555
   1,000,000      5.500%, 07/01/16 (pre-refunded) .....................    Aa3/AA-           1,038,000
               Chandler Water & Sewer Revenue Bonds
   1,255,000      5.000%, 07/01/13 ....................................    Aa3/AA            1,394,393
   2,500,000      5.000%, 07/01/17 FGIC Insured .......................    Aaa/AAA           2,769,275
               Greater Arizona Development Authority
                  Revenue Bonds
   1,165,000      5.600%, 08/01/16 MBIA Insured .......................    Aaa/AAA           1,269,384
   1,410,000      5.000%, 08/01/21 MBIA Insured .......................    Aaa/AAA           1,539,325
   2,000,000      5.000%, 08/01/28 ....................................     A1/A+            2,109,900
   1,200,000      5.500%, 08/01/29 ....................................     A1/A+            1,334,784
               Mesa Utility System Revenue Bonds
   1,275,000      5.125%, 07/01/18 FGIC Insured (pre-refunded) ........    Aaa/AAA           1,381,055
               Phoenix Civic Improvement Corp. Excise Tax
                  Revenue Bonds (Courthouse Project)
   1,000,000      5.250%, 07/01/18 ....................................    Aa2/AAA           1,083,000
   1,730,000      5.250%, 07/01/20 ....................................    Aa2/AAA           1,868,867
   2,500,000      5.250%, 07/01/24 ....................................    Aa2/AAA           2,683,225
               Phoenix Civic Improvement Corp. Wastewater
                  Revenue Bonds
   1,335,000      5.500%, 07/01/21 FGIC Insured .......................    Aaa/AAA           1,585,539
   1,500,000      5.500%, 07/01/24 FGIC Insured .......................    Aaa/AAA           1,790,625
     645,000      5.000%, 07/01/29 MBIA Insured .......................    Aaa/AAA             688,763

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Phoenix Street & Highway User Revenue Bonds
$    645,000      6.250%, 07/01/11 ....................................     A1/A+        $     646,632
     395,000      6.250%, 07/01/11 MBIA Insured .......................    Aaa/AAA             395,999
   2,750,000      zero coupon, 07/01/13 FGIC Insured ..................    Aaa/AAA           2,035,990
               Scottsdale Preserve Authority Excise Tax
                  Revenue Bonds
   1,990,000      5.625%, 07/01/18 FGIC Insured (pre-refunded) ........    Aaa/AAA           2,009,900
   1,185,000      5.250%, 07/01/18 ....................................    Aa3/AA-           1,296,117
   1,255,000      5.250%, 07/01/19 ....................................    Aa3/AA-           1,368,439
               Sedona Excise Tax Revenue Bonds
   1,900,000      5.000%, 07/01/12 MBIA Insured .......................    Aaa/AAA           2,098,816
               Tempe Excise Tax Revenue Bonds
   2,425,000      5.250%, 07/01/19 ....................................    Aa2/AA+           2,681,056
               Tucson Water System Revenue Bonds
   1,220,000      5.000%, 07/01/14 FGIC Insured .......................    Aaa/AAA           1,358,494
   2,200,000      5.500%, 07/01/18 FGIC Insured .......................    Aaa/AAA           2,496,296
                                                                                         -------------
               Total Basic Service Revenue Bonds                                            67,238,446
                                                                                         -------------

               HOSPITAL REVENUE BONDS (12.6%)
               Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln)
   1,255,000      5.750%, 12/01/32 ....................................    NR/BBB            1,334,793
               Arizona Health Facilities (Blood Systems)
     500,000      4.750%, 04/01/25 ....................................     NR/A-              505,670
               Arizona Health Facilities
                  (Northern Arizona Healthcare System)
   1,000,000      5.250%, 10/01/16 AMBAC Insured ......................    Aaa/AAA           1,052,360
               Arizona Health Facilities (Phoenix Children's Hospital)
     650,000      5.200%, 11/15/07 ....................................    Baa3/NR             655,402
   1,000,000      5.375%, 02/15/18 ....................................    Baa3/NR           1,002,720
   1,250,000      6.250%, 11/15/29 ....................................    Baa3/NR           1,284,812
               Arizona Health Facilities (Samaritan Health)
   2,840,000      5.625%, 12/01/15 MBIA Insured .......................    Aaa/AAA           3,175,120
               Chandler Industrial Development Authority
                  (Ahwatukee Medical Facility)
     900,000      7.000%, 07/01/22 (pre-refunded) .....................    NR/NR*              990,117
               Glendale Industrial Development Authority
                  (John C. Lincoln Hospital)
     750,000      5.000%, 12/01/35 ....................................    NR/BBB              760,298

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Maricopa Co. Hospital Revenue (Sun Health)
$  1,000,000      5.000%, 04/01/17 ....................................   Baa1/BBB       $   1,046,230
   1,795,000      6.125%, 04/01/18 (pre-refunded) .....................   Baa1/BBB           1,930,523
     705,000      6.125%, 04/01/18 ....................................   Baa1/BBB             749,634
   2,500,000      5.000%, 04/01/35 ....................................   Baa1/BBB           2,528,650
               Maricopa Co. Industrial Development Authority
                  (Catholic Health West-St. Joseph's Hospital)
   1,145,000      5.000%, 07/01/21 ....................................    Baa1/A-           1,176,339
   2,300,000      5.375%, 07/01/23 ....................................    Baa1/A-           2,454,399
               Mesa Industrial Development Authority
                  (Discovery Health)
   2,000,000      5.875%, 01/01/14 MBIA Insured (pre-refunded) ........    Aaa/AAA           2,256,260
   1,250,000      5.750%, 01/01/25 MBIA Insured (pre-refunded) ........    Aaa/AAA           1,403,650
   4,915,000      5.625%, 01/01/29 MBIA Insured (pre-refunded) ........    Aaa/AAA           5,493,545
               Mohave Co. Industrial Development Authority
                  (Baptist Hospital)
   1,150,000      5.700%, 09/01/15 MBIA Insured (pre-refunded) ........    Aaa/AAA           1,210,881
               Phoenix Industrial Development Authority
                  (John C. Lincoln Hospital)
   1,270,000      5.500%, 12/01/13 FSA Insured ........................    Aaa/AAA           1,351,509
               Pima Co. Industrial Development Authority
                  (Healthpartners)
   1,000,000      5.625%, 04/01/14 MBIA Insured .......................    Aaa/AAA           1,061,270
               Pima Co. Industrial Development Authority
                  (Tucson Medical Center)
   1,000,000      5.000%, 04/01/15 MBIA Insured .......................    Aaa/AAA           1,014,560
               Scottsdale Industrial Development Authority
                  (Scottsdale Healthcare System)
     530,000      6.500%, 09/01/06 AMBAC Insured ......................    Aaa/AAA             552,933
   2,000,000      5.500%, 09/01/12 AMBAC Insured ......................    Aaa/AAA           2,186,620
   1,770,000      6.125%, 09/01/17 AMBAC Insured ......................    Aaa/AAA           1,913,335
   7,000,000      5.800%, 12/01/31 ....................................    A3/BBB+           7,614,740
               Yavapai Co. Industrial Development Authority
                  (Yavapai Regional Medical Center)
   1,130,000      5.125%, 12/01/13 FSA Insured ........................    Aaa/AAA           1,199,755

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Yuma Co. Industrial Development Authority
                  (Yuma Regional Medical Center)
$    500,000      5.850%, 08/01/08 MBIA Insured .......................    Aaa/AAA       $     544,390
   1,320,000      5.500%, 08/01/18 FSA Insured ........................    Aaa/AAA           1,500,259
   1,500,000      5.500%, 08/01/19 FSA Insured ........................    Aaa/AAA           1,704,840
                                                                                         -------------
               Total Hospital Revenue Bonds                                                 51,655,614
                                                                                         -------------

               LEASE REVENUE BONDS (13.5%)
               State of Arizona Certificates of Participation
                  Lease Revenue Bonds
   2,000,000      5.500%, 09/01/10 FSA Insured ........................    Aaa/AAA           2,217,840
               Arizona Municipal Finance Program No. 20
   1,300,000      7.700%, 08/01/10 MBIA Insured .......................    Aaa/AAA           1,508,598
               Arizona School Facilities Board Certificates of
                  Participation
   3,250,000      5.250%, 09/01/17 MBIA Insured .......................    Aaa/AAA           3,670,680
     250,000      5.250%, 09/01/18 FSA Insured (pre-refunded) .........    Aaa/AAA             284,840
   2,000,000      5.000%, 09/01/19 FGIC Insured .......................    Aaa/AAA           2,188,160
               Arizona State University Certificates of Participation
                  Lease Revenue Bonds
   2,000,000      5.375%, 07/01/19 MBIA Insured .......................    Aaa/AAA           2,208,460
               Cave Creek Certificates of Participation
                  Lease Revenue Bonds
     365,000      5.750%, 07/01/19 ....................................    NR/BBB-             385,159
               Cochise Co. Certificates of Participation
                  Lease Revenue Bonds
     710,000      5.000%, 08/01/13 AMBAC Insured ......................    Aaa/AAA             786,921
               Cottonwood Municipal Property Corp.
                  Lease Revenue Bonds
   1,500,000      5.000%, 07/01/29 XLCA Insured .......................    Aaa/AAA           1,584,435
               Fountain Hills Municipal Property Corp.
                  Lease Revenue Bonds
     650,000      5.125%, 07/01/21 FGIC Insured .......................    Aaa/NR              713,206
               Gilbert Municipal Property Corp. Lease Revenue Bonds
   2,000,000      4.900%, 04/01/19 ....................................    NR/NR*+           2,018,120
   1,000,000      4.900%, 07/01/21 AMBAC Insured ......................    Aaa/AAA           1,058,130

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               LEASE REVENUE BONDS (CONTINUED)
               Green Valley Municipal Property Corp.
                  Lease Revenue Bonds
$  1,250,000      5.250%, 07/01/33 ....................................    NR/BBB        $   1,282,225
               Maricopa Co. Stadium District Revenue Bonds
     500,000      5.250%, 06/01/12 AMBAC Insured ......................   Aaa/NR++             559,405
               Mohave Co. Correctional Facilities
                  Lease Revenue Bonds
   1,000,000      5.000%, 04/01/14 XLCA Insured .......................    NR/AAA            1,098,580
               Navajo Co. Municipal Property Corp.
                  Lease Revenue Bonds
   1,000,000      6.250%, 07/01/20 ACA Insured ........................     NR/A             1,082,940
               Oro Valley Municipal Property Corp.
                  Lease Revenue Bonds
   1,000,000      5.200%, 07/01/10 MBIA Insured .......................    Aaa/AAA           1,096,810
   1,150,000      5.550%, 07/01/17 MBIA Insured (pre-refunded) ........    Aaa/AAA           1,251,959
   1,850,000      5.375%, 07/01/26 MBIA Insured .......................    Aaa/AAA           1,984,384
               Phoenix Civic Improvement Corp.
                  Excise Tax Revenue Bonds
   2,320,000      5.750%, 07/01/14 FGIC Insured .......................    Aaa/AAA           2,605,870
   1,000,000      5.000%, 07/01/20 FGIC Insured .......................    Aaa/AAA           1,077,920
               Phoenix Civic Plaza Building Revenue Bonds
   1,500,000      6.000%, 07/01/14 ....................................    Aa2/AA+           1,515,000
               Phoenix Industrial Development Authority
                  (Capital Mall Project)
   1,000,000      5.200%, 09/15/16 AMBAC Insured ......................    Aaa/AAA           1,077,060
   2,130,000      5.250%, 09/15/17 AMBAC Insured ......................    Aaa/AAA           2,318,100
   2,000,000      5.375%, 09/15/22 AMBAC Insured ......................    Aaa/AAA           2,181,460
               Pinal Co. Certificates of Participation
                  Lease Revenue Bonds
   2,000,000      5.125%, 06/01/21 AMBAC Insured ......................    Aaa/AAA           2,153,780
   1,250,000      5.000%, 12/01/29 ....................................     NR/A-            1,301,325
               Salt River Project Certificates of Participation
                  Lease Revenue Bonds
   2,700,000      5.000%, 12/01/18 MBIA Insured .......................    Aaa/AAA           2,918,997
               Scottsdale Municipal Property Corp.
                  Excise Tax Revenue Bonds
   3,000,000      zero coupon, 07/01/20 AMBAC Insured (in 2013
                  converts into a 4.50% coupon) .......................    Aaa/AAA           2,128,590

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               LEASE REVENUE BONDS (CONTINUED)
               Sierra Vista Municipal Property Corp.
                  Lease Revenue Bonds
$  1,265,000      5.000%, 01/01/18 AMBAC Insured ......................    Aaa/AAA       $   1,330,679
   1,225,000      5.000%, 01/01/18 AMBAC Insured ......................    Aaa/AAA           1,286,446
     700,000      5.125%, 01/01/21 AMBAC Insured ......................    Aaa/AAA             737,961
               Surprise Municipal Property Corp.
                  Lease Revenue Bonds
   2,000,000      6.000%, 07/01/12 AMBAC Insured (pre-refunded) .......    Aaa/AAA           2,249,620
   2,500,000      5.700%, 07/01/20 AMBAC Insured (pre-refunded) .......    Aaa/AAA           2,784,000
               University of Arizona Certificates of Participation
                  Lease Revenue Bonds
     500,000      5.125%, 06/01/22 AMBAC Insured ......................    Aaa/AAA             538,305
                                                                                         -------------
                  Total Lease Revenue Bonds                                                 55,185,965
                                                                                         -------------

               MORTGAGE REVENUE BONDS (7.0%)
               Arizona Capital Facilities Finance Corp.
                  Arizona State Student Housing
   1,000,000      6.125%, 09/01/20 ....................................    Baa3/NR           1,085,720
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds
                  (Advantage Point Project)
   1,000,000      6.500%, 07/01/16 ....................................    NR/AAA            1,053,580
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds
                  (National Health Project)
   1,300,000      5.500%, 01/01/18 FSA Insured ........................    Aaa/AAA           1,440,205
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds (Pine Ridge)
   1,000,000      6.000%, 10/20/31 ....................................    NR/AAA            1,090,800
               Maricopa Co. Industrial Development Authority
                  Multi Family Mortgage Revenue Bonds
                  (Syl Mar Project)
   1,125,000      5.650%, 04/20/21 AMT ................................    Aaa/NR            1,210,748
               Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue Bonds
   3,150,000      zero coupon, 12/31/14 ...............................    Aaa/AAA           2,165,467
   6,505,000      zero coupon, 02/01/16 ...............................    Aaa/AAA           4,209,711
   3,565,000      zero coupon, 12/31/16 ...............................    Aaa/AAA           2,221,637

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Mohave Co. Industrial Development Authority
                  (Chris Ridge Village)
$    355,000      6.250%, 11/01/16 ....................................    NR/AAA        $     374,014
               Phoenix Industrial Development Authority
                  Single Family Mortgage Revenue
   1,770,000      zero coupon, 12/01/14 ...............................    Aaa/AAA           1,237,796
      65,000      5.875%, 06/01/16 ....................................    NR/AAA               66,492
     745,000      5.300%, 04/01/20 AMT ................................     NR/AA              752,867
     220,000      5.350%, 06/01/20 AMT ................................    NR/AAA              225,665
               Pima Co. Industrial Development Authority
                  Single Family Mortgage Revenue
     265,000      6.500%, 02/01/17 ....................................     A2/NR              270,740
     180,000      7.100%, 11/01/29 AMT ................................    NR/AAA              185,081
      50,000      6.100%, 05/01/31 AMT ................................    NR/AAA               52,276
               South Campus Project Arizona State University
                  Student Housing
   1,205,000      5.625%, 09/01/28 MBIA Insured .......................    Aaa/AAA           1,356,071
               Southern Arizona Capital Facilities Finance Corp.
                  University of Arizona Student Housing
   1,500,000      5.100%, 09/01/33 MBIA insured (pre-refunded) ........    Aaa/AAA           1,673,745
               Tucson & Pima Co. Single Family Mortgage
                  Revenue Bonds
   4,960,000      zero coupon, 12/01/14 ...............................    Aaa/AAA           3,452,656
               West Campus Housing Arizona State University
                  West Student Housing
   1,000,000      5.000%, 07/01/30 AMBAC insured ......................    Aaa/AAA           1,067,220
               Yuma Industrial Development Authority Multi Family
                  Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000      6.100%, 09/20/34 AMT ................................    NR/AAA            3,297,810
                                                                                         -------------
               Total Mortgage Revenue Bonds                                                 28,490,301
                                                                                         -------------

               POLLUTION CONTROL REVENUE BONDS (0.1%)
               Casa Grande Industrial Development Authority
                  (Frito Lay) Revenue Bonds
     250,000      6.650%, 12/01/14 ....................................    Aa3/NR              253,570
                                                                                         -------------
               Total Pollution Control Revenue Bonds                                           253,570
                                                                                         -------------

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               UNIVERSITY REVENUE BONDS (9.4%)
               Arizona Board of Regents-Arizona State University
                  System Revenue Bonds
$  1,285,000      5.500%, 07/01/14 FGIC Insured (pre-refunded) ........    Aaa/AAA       $   1,466,982
   4,000,000      5.250%, 07/01/15 FSA Insured ........................    Aaa/AAA           4,472,440
     735,000      5.850%, 07/01/18 FGIC Insured (pre-refunded) ........    Aaa/AAA             822,619
   1,600,000      5.000%, 07/01/19 AMBAC Insured ......................    Aaa/AAA           1,755,520
               Arizona Board of Regents-Northern Arizona
                  University System Revenue Bonds
   3,000,000      5.200%, 06/01/13 FGIC Insured (pre-refunded) ........    Aaa/AAA           3,168,360
   1,200,000      5.500%, 06/01/34 FGIC Insured .......................    Aaa/AAA           1,329,864
               Arizona Board of Regents-University of Arizona
                  System Revenue Bonds
   1,000,000      6.000%, 06/01/09 ....................................    Aa3/AA            1,109,290
   1,125,000      6.000%, 06/01/11 ....................................    Aa3/AA            1,289,914
     490,000      5.250%, 06/01/14 FSA Insured ........................    Aaa/AAA             519,013
   1,000,000      5.500%, 06/01/16 FGIC Insured (pre-refunded) ........    Aaa/AAA           1,103,230
   2,385,000      5.000%, 06/01/21 FGIC Insured .......................    Aaa/AAA           2,563,541
   2,500,000      5.000%, 06/01/22 FGIC Insured .......................    Aaa/AAA           2,676,625
     750,000      5.800%, 06/01/24 FGIC Insured (pre-refunded) ........    Aaa/AAA             836,640
               Arizona Educational Loan Marketing Corp.
     500,000      6.625%, 09/01/05 AMT ................................    Aa2/NR              503,035
   1,720,000      5.700%, 12/01/08 AMT ................................    Aa2/NR            1,731,988
               Arizona Student Loan Revenue
   1,000,000      5.875%, 05/01/18 AMT ................................    Aaa/NR            1,077,240
   1,000,000      5.900%, 05/01/19 AMT ................................    Aaa/NR            1,075,740
   1,000,000      6.150%, 05/01/29 AMT ................................     A2/NR            1,072,780
               Glendale Industrial Development Authority
                  (American Graduate School)
   2,100,000      5.625%, 07/01/20 AMBAC Insured ......................    NR/AAA            2,175,012
               Glendale Industrial Development Authority
                  (Midwestern University)
     550,000      5.250%, 05/15/13 ....................................     NR/A-              599,423
   1,010,000      5.250%, 05/15/14 ....................................     NR/A-            1,104,132
     500,000      5.750%, 05/15/21 ....................................     NR/A-              553,930
   1,215,000      5.375%, 05/15/28 ....................................     NR/A-            1,286,041
   1,035,000      5.375%, 05/15/28 (pre-refunded) .....................    NR/AAA            1,118,431
   1,000,000      5.875%, 05/15/31 ....................................     NR/A-            1,091,250

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               UNIVERSITY REVENUE BONDS (CONTINUED)
               Mohave Co. Community College District
                  Revenue Bonds
$    470,000      4.850%, 03/01/15 AMBAC Insured ......................    Aaa/AAA       $     495,765
               Pinal Co. Community College District Revenue Bonds
   1,055,000      5.100%, 07/01/14 AMBAC Insured (pre-refunded) .......    Aaa/NR            1,135,011
               Yavapai Co. Community College District
                  Revenue Bonds
     500,000      6.000%, 07/01/12 ....................................    NR/BBB+             505,365
                                                                                         -------------
               Total University Revenue Bonds                                               38,639,181
                                                                                         -------------
               UTILITY REVENUE BONDS (11.1%)
               Arizona Power Authority (Hoover Dam Project)
                  Revenue Bonds
   1,500,000      5.250%, 10/01/15 ....................................    Aa2/AA            1,707,495
   4,905,000      5.250%, 10/01/16 ....................................    Aa2/AA            5,608,181
   1,220,000      5.250%, 10/01/17 ....................................    Aa2/AA            1,400,780
               Arizona Wastewater Management Authority
                  Revenue Bonds
   1,940,000      5.600%, 07/01/12 AMBAC Insured ......................    Aaa/AAA           2,030,404
   1,240,000      5.625%, 07/01/15 AMBAC Insured (pre-refunded) .......    Aaa/AAA           1,300,710
               Arizona Water Infrastructure Finance Authority
                  Revenue Bonds
   1,465,000      5.750%, 10/01/11 ....................................    Aaa/NR            1,633,885
   2,500,000      5.375%, 10/01/16 (pre-refunded) .....................    Aaa/NR            2,811,075
   2,000,000      5.500%, 10/01/17 ....................................    Aaa/NR            2,195,760
     650,000      5.000%, 10/01/22 ....................................    Aaa/AAA             708,129
               Central Arizona Water Conservation District
                  Revenue Bonds
   1,500,000      5.500%, 11/01/09 ....................................    A1/AA-            1,646,970
   2,720,000      5.500%, 11/01/10 ....................................    A1/AA-            3,012,427
               Pima Co. Industrial Development Authority
                  (Tucson Electric), Revenue Bonds
   1,330,000      7.250%, 07/15/10 FSA Insured ........................    Aaa/AAA           1,353,115

                                                                           RATING
    FACE                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   --------------------------------------------------------   --------       -------------
               UTILITY REVENUE BONDS (CONTINUED)
               Salt River Project Agricultural Improvement and
                  Power Revenue Bonds
$  2,000,000      5.500%, 01/01/10 ....................................    Aa2/AA        $   2,210,160
   2,000,000      5.250%, 01/01/13 ....................................    Aa2/AA            2,234,760
   2,000,000      5.250%, 01/01/15 ....................................    Aa2/AA            2,221,180
   2,000,000      5.250%, 01/01/18 ....................................    Aa2/AA            2,205,240
   5,550,000      5.250%, 01/01/19 ....................................    Aa2/AA            6,116,155
   3,060,000      5.000%, 01/01/20 (pre-refunded) .....................    Aa2/AA            3,281,116
   1,480,000      5.000%, 01/01/20 ....................................    Aa2/AA            1,554,311
                                                                                         -------------
               Total Utility Revenue Bonds                                                  45,231,853
                                                                                         -------------
               Total Revenue Bonds                                                         299,162,812
                                                                                         -------------
               U.S. TERRITORIAL BONDS (3.2%)
               Puerto Rico General Obligation Bonds
   1,000,000      zero coupon, 07/01/14 ...............................   Baa2/BBB             705,500
   2,295,000      5.250%, 07/01/18 ....................................   Baa2/BBB           2,605,812
   5,000,000      5.400%, 07/01/25 (pre-refunded) .....................   Baa2/BBB           5,207,000
               Puerto Rico Highway & Transportation Revenue Bonds
   2,000,000      5.750%, 07/01/19 CIFG Insured .......................    Aaa/AAA           2,346,140
   2,000,000      5.500%, 07/01/19 FSA Insured ........................    Aaa/AAA           2,390,300
                                                                                         -------------
               Total U.S. Territorial Bonds                                                 13,254,752
                                                                                         -------------
               Total Investments (cost $388,505,233**) .......   101.3%                    414,519,337
               Other assets less liabilities .................    (1.3)                     (5,451,441)
                                                                ------                   -------------
               Net Assets ....................................   100.0%                  $ 409,067,896
                                                                ======                   =============

            Portfolio Distribution By Quality Rating (unaudited)

            Highest rating(1) .........................................    66.8%
            Second highest rating(2) ..................................    18.2
            Third highest rating(3) ...................................     7.5
            Fourth highest rating(4) ..................................     6.6
            Not rated* ................................................     0.9
                                                                         ------
                                                                          100.0%
                                                                         ======

               FOTTNOTES:
               -----------------------------------------------------------------

               (1)   Aaa of Moody's or AAA of S&P.

               (2)   Aa of Moody's or AA of S&P.

               (3)   A of Moody's or S&P.

               (4)   Baa of Moody's or BBB of S&P.

                     * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                     **     See note 4.

                     FITCH RATINGS
                     -------------

                     + BBB+
                     ++AAA

                                      PORTFOLIO ABBREVIATIONS:
                     -----------------------------------------------------------

                     ACA   - American Capital Assurance Financial Guaranty Corp.
                     AMBAC - American Municipal Bond Assurance Corp.
                     AMT   - Alternative Minimum Tax
                     CIFG  - CIFG Assurance Co.
                     FGIC  - Financial Guaranty Insurance Co.
                     FSA   - Financial Security Assurance
                     MBIA  - Municipal Bond Investors Assurance
                     NR    - Not Rated
                     XLCA  - XL Capital Assurance

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005

ASSETS
     Investments at value (cost $388,505,233) .........................................    $414,519,337
     Interest receivable ..............................................................       7,721,484
     Receivable for investment securities sold ........................................       1,410,389
     Receivable for Trust shares sold .................................................          59,435
     Other assets .....................................................................           2,864
                                                                                           ------------
     Total assets .....................................................................     423,713,509
                                                                                           ------------
LIABILITIES
   Cash overdraft .....................................................................       2,165,953
   Payable for investment securities purchased ........................................      11,055,535
   Payable for Trust shares redeemed ..................................................         658,711
   Dividends payable ..................................................................         342,365
   Management fee payable .............................................................         134,953
   Distribution and service fees payable ..............................................         117,655
   Accrued expenses ...................................................................         170,441
                                                                                           ------------
   Total liabilities ..................................................................      14,645,613
                                                                                           ------------
NET ASSETS ............................................................................    $409,067,896
                                                                                           ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .    $    374,580
   Additional paid-in capital .........................................................     380,028,756
   Net unrealized appreciation on investments (note 4) ................................      26,014,104
   Accumulated net realized gain on investments .......................................       2,638,055
   Undistributed net investment income ................................................          12,401
                                                                                           ------------
                                                                                           $409,067,896
                                                                                           ============

CLASS A
   Net Assets .........................................................................    $396,839,985
                                                                                           ============
   Capital shares outstanding .........................................................      36,338,708
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.92
                                                                                           ============
   Offering price per share (100/96 of $10.92 adjusted to nearest cent) ...............    $      11.38
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $ 10,440,803
                                                                                           ============
   Capital shares outstanding .........................................................         956,046
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.92
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.92*
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $  1,787,108
                                                                                           ============
   Capital shares outstanding .........................................................         163,243
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.95
                                                                                           ============

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME:

     Interest income ......................................                      $  19,778,861

Expenses:

     Management fee (note 3) ..............................     $ 1,687,486
     Distribution and service fees (note 3) ...............         726,444
     Transfer and shareholder servicing agent fees ........         252,821
     Trustees' fees and expenses (note 8) .................         131,431
     Legal fees (note 3) ..................................          99,216
     Shareholders' reports and proxy statements ...........          79,056
     Custodian fees .......................................          49,891
     Registration fees and dues ...........................          48,432
     Insurance ............................................          29,710
     Auditing and tax fees ................................          28,954
     Chief compliance officer (note 3) ....................           3,399
     Miscellaneous ........................................          59,875
                                                                -----------
     Total expenses .......................................       3,196,715

     Expenses paid indirectly (note 6) ....................         (13,448)
                                                                -----------
     Net expenses .........................................                          3,183,267
                                                                                 -------------
     Net investment income ................................                         16,595,594

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions        2,638,181
     Change in unrealized appreciation on investments .....       8,502,759
                                                                -----------
     Net realized and unrealized gain (loss) on investments                         11,140,940
                                                                                 -------------
     Net change in net assets resulting from operations ...                      $  27,736,534
                                                                                 =============

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED        YEAR ENDED
                                                                JUNE 30, 2005      JUNE 30, 2004
                                                                -------------      -------------
OPERATIONS:
   Net investment income ..................................     $  16,595,594      $  18,376,320
   Net realized gain (loss) from securities transactions ..         2,638,181            196,412
   Change in unrealized appreciation on investments .......         8,502,759        (19,553,890)
                                                                -------------      -------------
      Change in net assets resulting from operations ......        27,736,534           (981,158)
                                                                -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ..................................       (16,130,904)       (17,849,630)
   Net realized gain on investments .......................          (168,511)                --

   Class C Shares:
   Net investment income ..................................          (350,024)          (358,152)
   Net realized gain on investments .......................            (4,742)                --

   Class Y Shares:
   Net investment income ..................................           (69,228)          (117,523)
   Net realized gain on investments .......................              (709)                --
                                                                -------------      -------------
      Change in net assets from distributions .............       (16,724,118)       (18,325,305)
                                                                -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ..............................        37,284,805         53,331,217
   Reinvested dividends and distributions .................         9,354,161         10,159,967
   Cost of shares redeemed ................................       (75,465,638)      (103,703,603)
                                                                -------------      -------------
      Change in net assets from capital share transactions        (28,826,672)       (40,212,419)
                                                                -------------      -------------

      Change in net assets ................................       (17,814,256)       (59,518,882)

NET ASSETS:
   Beginning of period ....................................       426,882,152        486,401,034
                                                                -------------      -------------

   End of period* .........................................     $ 409,067,896      $ 426,882,152
                                                                =============      =============

   *Includes undistributed (overdistributed) net investment
      income of: ..........................................     $      12,401      $     (33,037)
                                                                =============      =============

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2005

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 2005, distribution fees on Class A Shares amounted to $613,300, of which the Distributor retained $28,699.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2005 amounted to $84,858. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2005, amounted to $28,286. The total of these payments with respect to Class C Shares amounted to $113,144, of which the Distributor retained $20,580.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the year ended June

30, 2005, total commissions on sales of Class A Shares amounted to $765,755, of which the Distributor received $133,492.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended June 30, 2005 the Trust incurred $95,248 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2005,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $82,070,834  and   $108,326,739,
respectively.

      At June 30, 2005, the aggregate tax cost for all securities was $388,241,156. At June 30, 2005, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $26,292,706 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $14,525 for a net unrealized appreciation of $26,278,181.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2005, the Trust had 3.2% of its net assets invested in five such municipal issues.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                            YEAR ENDED                          YEAR ENDED
                                          JUNE 30, 2005                       JUNE 30, 2004
                                 ------------------------------      ------------------------------
                                     SHARES            AMOUNT            SHARES            AMOUNT
                                     ------            ------            ------            ------
CLASS A SHARES:
   Proceeds from shares sold        3,080,398      $ 33,502,957         4,342,727      $ 47,311,038
   Reinvested distributions           835,715         9,095,455           908,072         9,855,486
   Cost of shares redeemed .       (6,473,648)      (70,367,220)       (8,891,693)      (95,911,045)
                                 ------------      ------------      ------------      ------------
   Net change ..............       (2,557,535)      (27,768,808)       (3,640,894)      (38,744,521)
                                 ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold          288,628         3,146,667           449,864         4,919,203
   Reinvested distributions            21,278           231,597            22,594           245,258
   Cost of shares redeemed .         (417,909)       (4,539,947)         (428,769)       (4,634,418)
                                 ------------      ------------      ------------      ------------
   Net change ..............         (108,003)       (1,161,683)           43,689           530,043
                                 ------------      ------------      ------------      ------------
CLASS Y SHARES:
   Proceeds from shares sold           58,294           635,181           102,282         1,100,976
   Reinvested distributions             2,487            27,109             5,440            59,223
   Cost of shares redeemed .          (51,305)         (558,471)         (294,600)       (3,158,140)
                                 ------------      ------------      ------------      ------------
   Net change ..............            9,476           103,819          (186,878)       (1,997,941)
                                 ------------      ------------      ------------      ------------
Total transactions in Trust
   shares ..................       (2,656,062)     $(28,826,672)       (3,784,083)     $(40,212,419)
                                 ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2005 there were 9 Trustees, two of which are affiliated with the Manager and are not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2005 was $97,500, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held the meeting fees are paid to those Trustees in attendance. Trustees' are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2005, such meeting-related expenses amounted to $33,931.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

      As of June 30, 2005, the Trust did not hold any when-issued securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                  YEAR ENDED JUNE 30,
                                                 2005              2004
                                             -----------       -----------
      Net tax-exempt income                  $16,523,577       $18,316,192
      Ordinary income                             26,579             9,113
      Long Term Capital Gain                     173,962                --
                                             -----------       -----------
                                             $16,724,118       $18,325,305
                                             ===========       -----------

      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                     $ 2,525,835
      Unrealized appreciation                                   26,278,181
      Undistributed tax-exempt income                               69,429
      Undistributed ordinary income                                133,480
                                                               -----------
                                                               $29,006,925
                                                               ===========

      At June 30, 2005, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Tax-Free Trust of Arizona (the "Trust"). On July 27, 2005 KPMG LLP declined to stand for reelection and Tait, Weller and Baker was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2006. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended June 30, 2005 and 2004 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended June 30, 2005 and 2004 and the subsequent interim period through August 12, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             Class A
                                                                   ------------------------------------------------------------
                                                                                      Year Ended June 30,
                                                                   ------------------------------------------------------------
                                                                     2005         2004         2003         2002         2001
                                                                   --------     --------     --------     --------     --------
Net asset value, beginning of period ..........................    $  10.64     $  11.08     $  10.65     $  10.49     $  10.17
                                                                   --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income + ....................................        0.43         0.44         0.45         0.48         0.50
   Net gain (loss) on securities (both realized and unrealized)        0.28        (0.44)        0.43         0.17         0.33
                                                                   --------     --------     --------     --------     --------
   Total from investment operations ...........................        0.71         0.00         0.88         0.65         0.83
                                                                   --------     --------     --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income .......................       (0.43)       (0.44)       (0.45)       (0.49)       (0.51)
   Distributions from capital gains ...........................          --*          --           --           --           --
                                                                   --------     --------     --------     --------     --------
   Total distributions ........................................       (0.43)       (0.44)       (0.45)       (0.49)       (0.51)
                                                                   --------     --------     --------     --------     --------
Net asset value, end of period ................................    $  10.92     $  10.64     $  11.08     $  10.65     $  10.49
                                                                   ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ....................        6.79%       (0.04)%       8.41%        6.33%        8.31%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...................    $396,840     $413,915     $471,310     $434,667     $385,931
   Ratio of expenses to average net assets ....................        0.74%        0.70%        0.70%        0.69%        0.71%
   Ratio of net investment income to average net assets .......        3.95%        4.03%        4.13%        4.57%        4.78%
   Portfolio turnover rate ....................................       19.54%       15.08%       19.71%       23.47%       16.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................        0.73%        0.70%        0.70%        0.68%        0.68%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC asumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation the Trust's Investment Sub-Adviser

                 See accompanying notes to financial statements.

For a share outstanding throughout each period

                                                                                  Class C
                                                    ------------------------------------------------------------------
                                                                            Year Ended June 30,
                                                    ------------------------------------------------------------------
                                                      2005           2004           2003           2002          2001
                                                    -------        -------        -------        -------       -------
Net asset value, beginning of period ............   $ 10.64        $ 11.08        $ 10.66        $ 10.49       $ 10.18
                                                    -------        -------        -------        -------       -------
Income from investment operations
  Net investment income + .......................      0.34           0.34           0.36           0.39          0.41
  Net gain (loss) on securities (both
    realized and unrealized) ....................      0.28          (0.44)          0.42           0.18          0.32
                                                    -------        -------        -------        -------       -------
  Total from investment operations ..............      0.62          (0.10)          0.78           0.57          0.73
                                                    -------        -------        -------        -------       -------
Less distributions (note 10):
  Dividends from net investment income ..........     (0.34)         (0.34)         (0.36)         (0.40)        (0.42)
  Distributions from capital gains ..............        -*             --             --             --            --
                                                    -------        -------        -------        -------       -------
  Total distributions ...........................     (0.34)         (0.34)         (0.36)         (0.40)        (0.42)
                                                    -------        -------        -------        -------       -------
Net asset value, end of period ..................   $ 10.92        $ 10.64        $ 11.08        $ 10.66       $ 10.49
                                                    =======        =======        =======        =======       =======
Total return (not reflecting sales charge) ......      5.89%         (0.89)%         7.40%          5.53%         7.29%
Ratios/supplemental data
  Net assets, end of period (in thousands) ......   $10,441        $11,325        $11,307        $ 7,427       $ 4,269
  Ratio of expenses to average net assets .......      1.59%          1.55%          1.55%          1.54%         1.55%
  Ratio of net investment income to average
    net assets ..................................      3.10%          3.17%          3.26%          3.69%         3.92%
  Portfolio turnover rate .......................     19.54%         15.08%         19.71%         23.47%        16.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets              1.58%          1.55%          1.55%          1.53%         1.53%

                                                                                Class Y
                                                    ---------------------------------------------------------------
                                                                          Year Ended June 30,
                                                    ---------------------------------------------------------------
                                                      2005          2004          2003          2002          2001
                                                    -------       -------       -------       -------       -------
Net asset value, beginning of period ............   $ 10.67       $ 11.11       $ 10.68       $ 10.51       $ 10.20
                                                    -------       -------       -------       -------       -------
Income from investment operations
  Net investment income + .......................      0.45          0.45          0.47          0.50          0.52
  Net gain (loss) on securities (both
    realized and unrealized) ....................      0.28         (0.44)         0.43          0.18          0.32
                                                    -------       -------       -------       -------       -------
  Total from investment operations ..............      0.73          0.01          0.90          0.68          0.84
                                                    -------       -------       -------       -------       -------
Less distributions (note 10):
  Dividends from net investment income ..........     (0.45)        (0.45)        (0.47)        (0.51)        (0.53)
  Distributions from capital gains ..............        -*            --            --            --            --
                                                    -------       -------       -------       -------       -------
  Total distributions ...........................     (0.45)        (0.45)        (0.47)        (0.51)        (0.53)
                                                    -------       -------       -------       -------       -------
Net asset value, end of period ..................   $ 10.95       $ 10.67       $ 11.11       $ 10.68       $ 10.51
                                                    =======       =======       =======       =======       =======
Total return (not reflecting sales charge) ......      6.95%         0.12%         8.56%         6.58%         8.35%
Ratios/supplemental data
  Net assets, end of period (in thousands) ......   $ 1,787       $ 1,640       $ 3,784       $ 2,085       $ 1,679
  Ratio of expenses to average net assets .......      0.59%         0.56%         0.55%         0.54%         0.56%
  Ratio of net investment income to average
    net assets ..................................      4.10%         4.19%         4.25%         4.71%         4.94%
  Portfolio turnover rate .......................     19.54%        15.08%        19.71%        23.47%        16.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets              0.58%         0.55%         0.55%         0.53%         0.54%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation the Trust's Investment Sub-Adviser

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until April 30, 2006 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Tax-Free Trust of Arizona (the "Trust") and the Manager was approved by the Board of Trustees and the Independent Trustees in March, 2005. At a meeting called and held for that purpose at which a majority of the Independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o The Annual Report of the Trust for the year ended June 30, 2004 and the semi-annual report of the Trust for the period ended December 31, 2004;

      o A report of the Manager containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      Since August 1, 2004, the Manager had provided the local management of the Trust's portfolio previously furnished by the former sub-adviser, which resigned effective that date. The Trustees noted that from that date the Manager had employed as portfolio manager for the Trust the individual who had served in that capacity with the former sub-adviser, Mr. Todd Curtis, and had established capabilities for credit analysis of the Trust's portfolio securities. Mr. Curtis, based in Phoenix, had provided local information regarding specific holdings in the Trust's portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager had also been available to provide information generally about the Trust's portfolio to the brokerage and financial planner community relating to the suitability of the Trust as an investment vehicle for residents of Arizona in the light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board had determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE MANAGER.

      The Board determined it appropriate to consider the Trust's performance for the entire year, because the portfolio manager had been the same throughout. For the calendar year ended December 31, 2004 the Trust's average annual rate of return for Class A Shares was 3.62%; the net asset value of Class A Shares was $10.96 at the beginning of the year and $10.91 at the end. Performance for the other classes were similar.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors and with the national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Arizona funds, the Trust had had investment performance that is generally comparable to its peers for one-, five- and ten-year periods, with lower rates of return explained by the Trust's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that the Trust's net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was appropriate and satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to that of each of the sources of data. The Board concluded that the expenses of the Trust and the fees paid were similar to and were appropriate as compared to those being paid by its local competitors and single-state tax-free municipal bond funds nationwide.

      The Board, having considered that the foregoing indicated that the Trust was being well managed and that its fees were appropriate, further concluded that the costs of the services and their profitability to the Manager and the Distributor did not argue against approval of the fee to be paid under the Advisory Agreement. (In this connection, the Board noted that the Distributor did not derive profits from its relationship with the Trust.) Evaluation of this factor did not indicate to the Trustees that the Advisory Agreement should not be renewed.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been declining in recent years. They concluded that the recent increases in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Trust's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost, which are more advantageous to the Trust than would otherwise have been possible.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  TRUST AND            PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
INTERESTED TRUSTEES(5)

Lacy B. Herrmann       Trustee              Founder and Chairman of the Board,              8        Director or trustee,
New York, NY           since 1985 and       Aquila Management Corporation, the                       Pimco Advisors VIT,
(05/12/29)             Chairman of          sponsoring organization and parent of                    Oppenheimer Quest Value
                       the Board            the Manager or Administrator and/or                      Funds Group, Oppenheimer
                       of Trustees,         Adviser or Sub-Adviser to each fund of                   Small Cap Value Fund,
                       1985-2005            the Aquila(SM) Group of Funds(6); Chairman               Oppenheimer Midcap Fund,
                                            of the Manager or Administrator and/or                   and Oppenheimer Rochester
                                            Adviser or Sub-Adviser to each since                     Group of Funds.
                                            2004; Founder, Chairman Emeritus and
                                            Trustee of Aquila Rocky Mountain Equity
                                            Fund, Tax-Free Fund For Utah,
                                            Narragansett Insured Tax-Free Income
                                            Fund and Tax-Free Trust of Arizona;
                                            Founder and Chairman Emeritus of
                                            Hawaiian Tax-Free Trust, Pacific Capital
                                            Cash Assets Trust, Pacific Capital
                                            Tax-Free Cash Assets Trust, Pacific
                                            Capital U.S. Government Securities Cash
                                            Assets Trust, Tax-Free Fund of Colorado,
                                            Churchill Tax-Free Fund of Kentucky and
                                            Tax-Free Trust of Oregon; previously
                                            Chairman and a Trustee of each fund in
                                            the Aquila(SM) Group of Funds since its
                                            establishment until 2004 or 2005;
                                            Director of the Distributor since 1981
                                            and formerly Vice President or
                                            Secretary, 1981-1998; Trustee Emeritus,
                                            Brown University and the Hopkins School;
                                            active in university, school and
                                            charitable organizations.

                                                                                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  TRUST AND            PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Diana P. Herrmann      Trustee              Vice Chair and Chief Executive Officer         10        None
New York, NY           since 1994           of Aquila Management Corporation,
(02/25/58)             and President        Founder of the Aquila(SM) Group of Funds
                       since 1998           and parent of Aquila Investment
                                            Management LLC, Manager since 2004,
                                            President and Chief Operating Officer
                                            since 1997, a Director since 1984,
                                            Secretary since 1986 and previously its
                                            Executive Vice President, Senior Vice
                                            President or Vice President, 1986-1997;
                                            Chief Executive Officer and Vice Chair
                                            since 2004 and President, Chief
                                            Operating Officer and Manager of the
                                            Manager since 2003; Vice Chair,
                                            President, Executive Vice President or
                                            Senior Vice President of funds in the
                                            Aquila(SM) Group of Funds since 1986;
                                            Director of the Distributor since 1997;
                                            trustee, Reserve Money-Market Funds,
                                            1999-2000 and Reserve Private Equity
                                            Series, 1998-2000; Governor, Investment
                                            Company Institute (2004) and head of its
                                            Small Funds Committee since 2004; active
                                            in charitable and volunteer
                                            organizations.

NON-INTERESTED TRUSTEES

Anne J. Mills          Chair of the         President, Loring Consulting Company            4        None
Scottsdale, AZ         Board of             since 2001; Vice President for Business
(12/23/38)             Trustees             Affairs, Ottawa University, 1992-2001;
                       since 2005           IBM Corporation, 1965-1991; Budget
                       and Trustee          Review Officer, the American Baptist
                       since 1986           Churches/USA, 1994-1997; director, the
                                            American Baptist Foundation; Trustee,
                                            Ottawa University; and Trustee Emerita,
                                            Brown University.

Ernest Calderon        Trustee              Founder, Calderon Law Offices, since            1        None
Phoenix, AZ            since 2004           2004; Equity Partner, Jennings, Strouss
(10/24/57)                                  & Salmon, PLC, 1993-2004; member,
                                            Arizona Board of Regents since 2003 and
                                            member of the Governor's Council on
                                            Workforce Policy; President, Grand
                                            Canyon Council of Boy Scouts of America
                                            since 2004; Immediate Past President,
                                            State Bar of Arizona, 2003-2004.

                                                                                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  TRUST AND            PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Arthur K. Carlson      Trustee              Retired; formerly Senior Vice President         2        Advisory director of the
Paradise Valley, AZ    since 1987           and Manager, Trust Division of the                       Renaissance Companies
(01/08/22)                                  Valley National Bank of Arizona; past
                                            President, New York Society of Security
                                            Analysts; member, Phoenix Society of
                                            Security Analysts; former director,
                                            Financial Analysts Federation; director,
                                            Northern Arizona University Foundation;
                                            currently or formerly active with
                                            various other professional and community
                                            organizations.

Thomas W. Courtney     Trustee              President, Courtney Associates, Inc., a         5        Chairman of the Board of
Sewickley, PA          since 1986           venture capital firm, since 1988.                        Oppenheimer Quest Value
(08/17/33)                                                                                           Funds Group, Oppenheimer
                                                                                                     Small Cap Value Fund,
                                                                                                     Oppenheimer Midcap Fund,
                                                                                                     and Oppenheimer Rochester
                                                                                                     Group of Funds; Chairman
                                                                                                     of the Board of Pimco
                                                                                                     Advisors VIT.

William L. Ensign      Trustee              Planning and Architectural Consultant;          2        None
Annapolis, MD          since 1986           Acting Architect, United States Capitol
(12/14/28)                                  1995-1997; formerly Assistant Architect;
                                            former trustee of various cultural
                                            organizations.

Grady Gammage, Jr.     Trustee              Founding partner, Gammage & Burnham,            2        None
Phoenix, AZ            since 2001           PLC, a law firm, Phoenix, Arizona, since
(10/01/51)                                  1983; director, Central Arizona Water
                                            Conservation District, 1992-2004;
                                            director, Arizona State University
                                            Foundation since 1998.

John C. Lucking        Trustee              President, Econ-Linc, an economic               3        Director, Sanu Resources
Phoenix, AZ            since 1994           consulting firm, since 1995; formerly
(05/20/43)                                  Consulting Economist, Bank One Arizona
                                            and Chief Economist, Valley National
                                            Bank; member, Arizona's Joint
                                            Legislative Budget Committee Economic
                                            Advisory Panel and the Western Blue Chip
                                            Economic Forecast Panel; Board, Northern
                                            Arizona University Foundation since
                                            1997; member, various historical, civic
                                            and economic associations.

                                                                                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  TRUST AND            PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
OFFICERS

Charles E.Childs, III  Executive Vice       Executive Vice President of all funds in       N/A       N/A
New York, NY           President            the Aquila(SM) Group of Funds and the
(04/01/57)             since 2003           Manager and the Manager's parent since
                                            2003; formerly Senior Vice President,
                                            corporate development, Vice President,
                                            Assistant Vice President and Associate
                                            of the Manager's parent since 1987;
                                            Senior Vice President, Vice President or
                                            Assistant Vice President of the Aquila
                                            Money-Market Funds, 1988-2003.

Todd W. Curtis         Senior Vice          Senior Vice President and Portfolio            N/A       N/A
Phoenix, AZ            President            Manager, Tax-Free Trust of Arizona,
(06/08/49)             since 2004           since August 2004; Vice President and
                                            backup portfolio manager, Churchill
                                            Tax-Free Fund of Kentucky, since 2004;
                                            Vice President and Portfolio Manager,
                                            Banc One Investment Advisors, Inc. and
                                            its predecessors, 1981-2004.

Jerry G. McGrew        Senior Vice          President of the Distributor since 1998,       N/A       N/A
New York, NY           President            Registered Principal since 1993, Senior
(06/18/44)             since 2001           Vice President, 1997-1998 and Vice
                                            President, 1993-1997; Senior Vice
                                            President, Aquila Rocky Mountain Equity
                                            Fund and five Aquila Bond Funds since
                                            1995; Vice President, Churchill Cash
                                            Reserves Trust, 1995-2001.

Alan R. Stockman       Senior Vice          Senior Vice President, Tax-Free Trust of       N/A       N/A
Scottsdale, AZ         President            Arizona since 2001, Vice President,
(07/31/54)             since 2001 and       1999-2001; Vice President, Aquila Rocky
                       Vice President       Mountain Equity Fund since 1999; Bank
                       1999-2001            One, Commercial Client Services
                                            representative, 1997-1999; Trader and
                                            Financial Consultant, National Bank of
                                            Arizona (Zions Investment Securities
                                            Inc.), Phoenix, Arizona 1996-1997.

                                                                                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  TRUST AND            PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Kimball L. Young       Senior Vice          Co-portfolio manager, Tax-Free Fund For        N/A       N/A
Salt Lake City, UT     President            Utah since 2001; Co-founder, Lewis Young
(08/07/46)             since 1999           Robertson & Burningham, Inc., a NASD
                                            licensed broker/dealer providing public
                                            finance services to Utah local
                                            governments, 1995-2001; Senior Vice
                                            President of two Aquila Bond Funds and
                                            Aquila Rocky Mountain Equity Fund;
                                            formerly Senior Vice President-Public
                                            Finance, Kemper Securities Inc., Salt
                                            Lake City, Utah.

Thomas S. Albright     Vice President       Senior Vice President and Portfolio            N/A       N/A
Louisville, KY         since 2004           Manager, Churchill Tax-Free Fund of
(07/26/52)                                  Kentucky since July 2000; Senior Vice
                                            President, Tax-Free Fund For Utah since
                                            2003, Vice President, 2001-2003 and
                                            co-portfolio manager since 2001; Vice
                                            President and backup portfolio manager,
                                            Tax-Free Trust of Arizona, since 2004;
                                            Vice President and Portfolio Manager,
                                            Banc One Investment Advisors, Inc.,
                                            1994-2000.

Marie E. Aro           Vice President       Senior Vice President, Aquila Rocky            N/A       N/A
Denver, CO             since 2004           Mountain Equity Fund, and Vice
(02/10/55)                                  President, Tax-Free Trust of Arizona,
                                            since 2004; Vice President, INVESCO
                                            Funds Group, 1998-2003; Vice President,
                                            Aquila Distributors, Inc., 1993-1997.

Robert W. Anderson     Chief                Chief Compliance Officer of the Trust,         N/A       N/A
New York, NY           Compliance           the Manager and the Distributor since
(08/23/40)             Officer since        2004, Compliance Officer of the Manager
                       2004 and             or its predecessor and current parent
                       Assistant            since 1998 and Assistant Secretary of
                       Secretary            the Aquila(SM) Group of Funds since 2000;
                       since 2000           Consultant, The Wadsworth Group,
                                            1995-1998.

                                                                                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  TRUST AND            PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Joseph P. DiMaggio     Chief Financial      Chief Financial Officer of the Aquila(SM)      N/A       N/A
New York, NY           Officer              Group of Funds since 2003 and Treasurer
(11/06/56)             since 2003           since 2000; Controller, Van Eck Global
                       and Treasurer        Funds, 1993-2000.
                       since 2000

Edward M. W. Hines     Secretary            Partner, Hollyer Brady Barrett & Hines         N/A       N/A
New York, NY           since 1985           LLP, legal counsel to the Trust, since
(12/16/39)                                  1989; Secretary of the Aquila(SM) Group of
                                            Funds.

John M. Herndon        Assistant            Assistant Secretary of the Aquila(SM)          N/A       N/A
New York, NY           Secretary            Group of Funds since 1995 and Vice
(12/17/39)             since 1995           President of the three Aquila
                                            Money-Market Funds since 1990; Vice
                                            President of the Manager or its
                                            predecessor and current parent since
                                            1990.

Lori A. Vindigni       Assistant            Assistant Treasurer of the Aquila(SM)          N/A       N/A
New York, NY           Treasurer            Group of Funds since 2000; Assistant
(11/02/66)             since 2000           Vice President of the Manager or its
                                            predecessor and current parent since
                                            1998; Fund Accountant for the Aquila(SM)
                                            Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila(SM) Group of Funds."

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2005

                         ACTUAL
                     TOTAL RETURN       BEGINNING       ENDING        EXPENSES
                        WITHOUT          ACCOUNT        ACCOUNT     PAID DURING
                    SALES CHARGES(1)      VALUE          VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                   2.07%         $1,000.00      $1,020.70       $3.77
--------------------------------------------------------------------------------
Class C                   1.64%         $1,000.00      $1,016.40       $8.02
--------------------------------------------------------------------------------
Class Y                   2.23%         $1,000.00      $1,022.30       $3.02
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED JUNE 30, 2005

                        Hypothetical
                         Annualized    Beginning        Ending        Expenses
                            Total       Account         Account     Paid During
                           Return        Value           Value     the Period(1)
--------------------------------------------------------------------------------
Class A                     5.00%      $1,000.00       $1,021.06       $3.77
--------------------------------------------------------------------------------
Class C                     5.00%      $1,000.00       $1,016.84       $8.02
--------------------------------------------------------------------------------
Class Y                     5.00%      $1,000.00       $1,021.80       $3.02
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2005, $16,523,577 of dividends paid by Tax-Free Trust of Arizona, constituting 98.80% of total dividends paid during the fiscal year ended June 30, 2005, were exempt-interest dividends; $26,579 of dividends paid by the Trust constituting 0.16% was ordinary dividend income; $173,962 of dividends paid by the Trust constituting 1.04% of total dividends paid during the fiscal year were capital gain distributions.

      Prior to January 31, 2005, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2004 CALENDAR YEAR.

      Prior to January 31, 2006, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2005 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF ARIZONA

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDER

      AQUILA MANAGEMENT CORPORATION

MANAGER

      AQUILA INVESTMENT MANAGEMENT LLC
      380 Madison Avenue, Suite 2300
      New York, New York 10017

BOARD OF TRUSTEES

      Anne J. Mills, Chair
      Lacy B. Herrmann
      Ernest Calderon
      Arthur K. Carlson
      Thomas W. Courtney
      William L. Ensign
      Grady Gammage, Jr.
      Diana P. Herrmann
      John C. Lucking

OFFICERS

      Diana P. Herrmann, President
      Todd W. Curtis, Senior Vice President and Portfolio Manager
      Alan R. Stockman, Senior Vice President
      Kimball L. Young, Senior Vice President
      Robert W. Anderson, Chief Compliance Officer
      Joseph P. DiMaggio, Chief Financial Officer and Treasurer
      Edward M.W. Hines, Secretary

DISTRIBUTOR

      AQUILA DISTRIBUTORS, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

      PFPC INC.
      760 Moore Road
      King of Prussia, Pennsylvania 19406

CUSTODIAN

      BANK ONE TRUST COMPANY, N.A.
      1111 Polaris Parkway
      Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      KPMG LLP
      345 Park Avenue
      New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $24,530 in 2005 and $27,400 in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $8,440 and $8,942 in 2005 and 2004, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
September 9,2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
September 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
September 9, 2005



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 9, 2005

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.